PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Health Care - Movements of Projected Benefit Obligation (Details) - Post-employment health care benefit cost - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	Rp 1,407	Rp 996
Net periodic post-employment health care benefit costs	263	253
Actuarial (gain) losses recognized in OCI	(1,394)	96
Return on plan assets (excluding amount included in net interest expense)	362	62
Pension benefit obligations at end of year	Rp 638	Rp 1,407